Other Revenues (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from Grants	€ 15	€ 47	€ 20
Other Revenue, Net	€ 15	€ 47	€ 20